PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

a.          Composition:

	December 31,
	2025	2024
Cost:

Land and buildings	$2,908	$2,512
Machinery and equipment	2,151	2,042
Motor vehicles	61	48
Promotional displays	327	259
Office furniture and equipment	2,979	3,023

	8,426	7,884
Accumulated depreciation:

Buildings	1,963	1,769
Machinery and equipment	1,907	1,778
Motor vehicles	51	48
Promotional displays	251	226
Office furniture and equipment	2,632	2,735

	6,804	6,556

Property and equipment, net	$1,622	$1,328

b.	Depreciation expenses amounted to $333, $374 and $420 for the years ended December 31, 2025, 2024 and 2023, respectively.